Other prepaid expenses and current assets	12 Months Ended
Dec. 31, 2011
Other prepaid expenses and current assets

10. Other prepaid expenses and current assets

Other prepaid expenses and current assets consisted of the following:

	December 31,
	2010	2011
Advances to suppliers	$3,561,467	$4,808,927
Prepaid income tax	426,755	1,200,120
Other prepaid expenses	5,610,860	3,919,198

	$9,599,082	$9,928,245

The Group reversed the allowance for doubtful accounts in the aggregate amount of $1,097,904 in 2009. The Group made allowance for doubtful accounts in the aggregate amount of $36,424 and $96,836 in 2010 and 2011, respectively.